Related Party Transactions	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions

27. RELATED PARTY TRANSACTIONS

The table below sets forth major related parties and their relationships with the Group

Company name	Relationship with the Group
Sohu	Under common control of Sohu.com
Fox Financial	An associate of Sohu, over which Sohu has significant influence

Matching loans between Changyou and Sohu.

During 2015, 2016 and 2017, certain subsidiaries of the Company and certain subsidiaries of Sohu entered into a series of one year loan agreements, pursuant to which the subsidiaries of the Company are entitled to draw down U.S. dollar-denominated loans from the Sohu subsidiaries and the Sohu subsidiaries are entitled to draw down equivalent RMB-denominated loans from the subsidiaries of the Company, to facilitate each other’s business operations. All of the loans carry a fixed rate of interest equal to the current market interest rate as of the dates when the principal was drawn down. As of December 31, 2015, 2016 and 2017, the Company had drawn down from the Sohu subsidiaries loans in an aggregate principal amount of $170 million, $350 million and $365 million, respectively, and Sohu had drawn down from the subsidiaries of the Company loans in an aggregate principal amount of RMB1.02 billion (approximately $157.1 million), RMB2.21 billion (approximately $318.2 million) and RMB2.31 billion (approximately $353.8 million), respectively. For the years ended December 31, 2015, 2016 and 2017, interest income that the Company earned from such RMB-denominated loans was $4.9 million, $9.8 million and $13.0 million, respectively, and interest expense that the Company accrued for such U.S. dollar-denominated loans was $1.2 million, $3.1 million and $3.6 million, respectively.

Matching loans between Changyou and Fox Financial.

During 2015, certain subsidiaries of the Company and certain subsidiaries of Fox Financial Technology Group Limited (“Fox Financial,” formerly known as “SoEasy Internet Finance Group Limited”) entered into a series of one year loan agreements pursuant to which the subsidiaries of the Company were entitled to draw down HK dollar-denominated loans from the Fox Financial subsidiaries and the Fox Financial subsidiaries were entitled to draw down equivalent RMB-denominated loans from the subsidiaries of the Company. During 2016 the Company repaid the subsidiaries of Fox Financial all of the outstanding principal, in the amount of HK$100 million (approximately $12.9 million), under the loans and paid interest of HK$1.4 million (approximately $0.2 million), and the subsidiaries of Fox Financial repaid the subsidiaries of the Company all of the outstanding principal, in the amount of RMB80 million (approximately $12.3 million), under the loans and paid interest of RMB4.7 million (approximately $0.7 million).

During 2016, certain subsidiaries of the Company and certain subsidiaries of Fox Financial entered into a series of one year loan agreements pursuant to which the subsidiaries of Fox Financial are entitled to draw down RMB-denominated loans from the subsidiaries of the Company, which in turn are entitled to draw down equivalent US dollar-denominated loans from the Fox Financial subsidiaries, to facilitate each other’s business operations. Under the terms of the loan agreements, the subsidiaries of the Company will repay principal of the US dollar-denominated loans in an amount equal to the original principal amount of the equivalent RMB-denominated loans, divided by the RMB to US dollar exchange rate that is in effect on the date of the repayment. The resulting exchange gain or loss is recognized for each reporting period. All of the loans carry a fixed rate of interest equal to the current market interest rate as of the dates when the loan agreements were entered into. As of December 31, 2016 and 2017, the Company had drawn down from the subsidiaries of Fox Financial loans in an aggregate principal amount of US$28.1 million and US $29.8 million, respectively, and the subsidiaries of Fox Financial had drawn down from the subsidiaries of the Company loans in an aggregate principal amount of RMB 195 million (approximately $28.1 million) and RMB 195 million (approximately $29.8 million), respectively.

For the year ended December 31, 2016 and 2017, interest income that the Company earned from the RMB-denominated loans was $1.2 million and $1.2 million, respectively, interest expense that the Company accrued for the US dollar-denominated loans was $0.7 million and $0.7 million, respectively, and exchange gain recognized was $1.9 million and negative $1.8 million, respectively.

Loans between Changyou and Sohu

On October 24, 2016, AmazGame entered into a loan agreement (the “Sohu Loan Agreement”) with Beijing Sohu New Media Information Technology Co., Ltd. (“Sohu Media”), a PRC company that is an indirect wholly-owned subsidiary of Sohu, pursuant to which Sohu Media may borrow from time to time from AmazGame up to RMB1.0 billion (or approximately US$148.64 million). The first request for an advance under the Sohu Loan Agreement was required to be made on or prior to December 31, 2016, and requests for further advances may be made for one year following the initial advance. Such one-year request period may be extended for another one-year period with the consent of AmazGame. Principal amounts outstanding under the Sohu Loan Agreement will bear interest at an annual rate of 6%. The outstanding principal of each advance will be due one year from the date of the advance, subject to extension for an additional year with the consent of AmazGame.

Also on October 24, 2016, Changyou and Sohu.com (Game) Limited (“Sohu Game”), a Cayman Islands company that is an indirect subsidiary of Sohu and is the direct parent of Changyou, entered into a share pledge agreement (the “Sohu Share Pledge Agreement”) pursuant to which Sohu Game pledged to Changyou an agreed-upon number of Changyou Class B ordinary shares of Changyou held by Sohu Game, to secure Sohu Media’s obligations under the Sohu Loan Agreement. The Sohu Share Pledge Agreement gives Changyou the right to apply the outstanding principal and accrued interest under the Sohu Loan Agreement to the repurchase of Changyou Class B ordinary shares from Sohu Game in the event that such principal and interest are not paid when due. As of the date of this report, Sohu Game had pledged to Changyou 13,704,663 Class B ordinary shares in Changyou held by Sohu Game.

During 2016 and 2017, Sohu Media received advances aggregating RMB500 million (or approximately US$72.1million) and RMB500 million, respectively (or approximately US$76.5 million) under the Sohu Loan Agreement. The due dates of the principal of each of the advances have been extended additional one-year periods. The Company reclassified RMB500 million (or approximately US$76.5 million) of such loans into other non-current assets as of December 31, 2017. The Company earned interest income of $0.2 million and $8.0 million, respectively, from these loans for the years ended December 31, 2016 and 2017.

During the years ended December 31, 2015, 2016 and 2017, significant related party transactions were as follows:

	For the year ended December 31, (in thousands)
Transactions with Sohu	2015	2016	2017
Services provided by Sohu
Sales and marketing services provided by Sohu	$2,651	$1,039	$802
Interest expense on matching loans	1,234	3,065	3,648

Services provided to Sohu
Interest income on matching loans	$4,925	$9,799	$13,006
Interest income on loan between Changyou and Sohu	—	207	7,999

	For the year ended December 31, (in thousands)
Transactions with Fox Financial	2015	2016	2017
Services provided by Fox Financial
Interest expense on matching loans	$106	$662	$724

Services provided to Fox Financial
Interest income on matching loans	$435	$1,244	$1,157

As of December 31, 2016 and 2017, the amounts due to related parties were as follows:

	As of December 31, (in thousands)
	2016	2017
Due to Sohu (matching loans from Sohu)	$350,000	$365,000
Due to Fox Financial (matching loans from Fox Financial)	28,678	31,192

As of December 31, 2016 and 2017, amounts due from related parties were as follows:

	As of December 31, (in thousands)
	2016	2017
Due from Sohu (matching loans)	$318,207	$353,777
Due from Sohu (loans between Changyou and Sohu)	72,281	156,846
Due from Fox Financial (matching loans)	29,019	32,005

The transactions are measured at the amount of consideration established and agreed by the related parties, which approximates amounts charged to third parties.